SPDR® INDEX SHARES FUNDS

SPDR® S&P® International Dividend ETF

Supplement Dated May 17, 2013
to the
Prospectus
Dated January 31, 2013 (as revised May 1, 2013)

The fourth sentence in the third paragraph under “The Fund’s Principal Investment Strategy” on page 91 of the Prospectus is hereby deleted in its entirety and replaced with the following sentence:

Additionally, stocks must meet the following stability factor: positive 3-year earnings growth, profitability, as measured by positive earnings per share before extraordinary items over the latest 12 month period, and stable or increasing 3-year dividend growth.